VARIABLE INTEREST ENTITY (“VIE”) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 42,717,316	$ 25,659,179
Property and equipment, net	2,324,823	208,869
Total assets	58,815,689	35,470,864
Total liabilities	(14,065,407)	(7,214,819)
Current liabilities:
Short-term loans - banks	5,819,787	3,125,681
Current maturities of long-term loans - third party	77,493	75,469
Accounts payable	293,985	1,402,972
Other payables and accrued liabilities	3,628,809	438,299
Operating lease liability - current	313,460
Customer deposits		76,274
Taxes payable	833,476	514,349
Total current liabilities	13,680,028	7,122,833
Operating lease liabilities	372,051
Long-term loans - third party	90,821
Variable Interest Entity [Member]
Current assets	37,040,733	25,659,179
Property and equipment, net	162,374	208,869
Other non-current assets	13,773,550	9,602,816
Total assets	50,976,657	35,470,864
Total liabilities	(12,494,955)	(7,214,819)
Net assets	38,481,702	28,256,045
Current liabilities:
Short-term loans - banks	5,819,787	3,125,681
Current maturities of long-term loans - third party	77,493	75,469
Accounts payable	293,985	1,402,972
Other payables and accrued liabilities	2,058,626	438,299
Other payables - related party	21,072	62,368
Operating lease liability - current	313,460
Customer deposits		76,274
Taxes payable	3,525,153	1,941,770
Total current liabilities	12,109,576	7,122,833
Operating lease liabilities	372,051
Long-term loans - third party	13,328	91,986
Total liabilities	$ 12,494,955	$ 7,214,819